SHARE-BASED COMPENSATION - Nonvested Restricted Shares (Details) - Restricted Stock [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 03, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Kaixin Auto 2019 Plan
Number of nonvested restricted shares
Granted	145,589
Kaixin Auto Group 2021 Plan
Number of nonvested restricted shares
Balance at the beginning of period		335,356
Granted		2,633,333
Vested		(2,777,393)
Balance at the end of period		191,296	335,356
Weighted average fair value per ordinary shares at the granted dates
Balance at the beginning of period		$ 20.01
Granted		3.87
Vested		4.76
Balance at the end of period		$ 23.29	$ 20.01
Weighted average period for unrecognized compensation cost		4 years 1 month 6 days
Total fair value of shares vested		$ 11,897	$ 40,078	$ 38,669